Loans and borrowings (Details Textual) $ in Millions, $ in Millions			12 Months Ended
	Aug. 14, 2017 COP ($)	Jun. 08, 2016 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of Loans and borrowings [Line Items]
Notional amount							$ 1,925
Borrowings			$ 43,547,835	$ 52,222,027
Repayments of borrowings, classified as financing activities	$ 990,000		9,007,340	3,149,917	$ 4,903,592
Financial instruments designated as hedging instruments, at fair value						$ 8,532		$ 10,512
Loans Payable Fair Value			45,781,317	52,109,438
Other financial assets			$ 6,533,725	$ 6,686,895
Santiago de las Atalayas [Member]
Disclosure of Loans and borrowings [Line Items]
Other financial assets					$ 699,832
Export Development Canada [Member]
Disclosure of Loans and borrowings [Line Items]
Notional amount						300
Hedges of net investment in foreign operations [member]
Disclosure of Loans and borrowings [Line Items]
Financial instruments designated as hedging instruments, at fair value						5,200		$ 5,200
Cash flow hedges [member]
Disclosure of Loans and borrowings [Line Items]
Financial instruments designated as hedging instruments, at fair value						3,332
Foreign Currency Bonds Eight [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings Initiation Date		June 8, 2016
Notional amount		$ 500
Borrowings, interest rate		5.875%
Borrowings		$ 1,800
Foreign Currency Commercial Loans Seven [Member]
Disclosure of Loans and borrowings [Line Items]
Prepaid Loan						$ 175